Nature Of Operations And Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Nature Of Operations And Basis Of Presentation
Nature of Operations and Basis of Presentation

NOTE 1 - NATURE OF OPERATIONS AND BASIS OF PRESENTATION

Two Hands Corporation (formerly Innovative Product Opportunities Inc.) (the "Company") was incorporated on April 3, 2009 in the State of Delaware and established a fiscal year end of December 31.

From inception (April 3, 2009) until June 30, 2014 our business was a product development firm creating products designed, prototyped and produced in numerous industries including consumer and household goods, office products, furniture, and toys.

On March 1, 2012 the Company entered into a license agreement with Szar International, Inc. (dba Cigar & Spirits Magazine) (“Cigar & Spirits”). The agreement granted the Company the right to market the products of Cigar & Spirits including but not limited to the sales, promotion, and advertising vehicles of the Magazine. On July 8, 2013, The Company received written notice that Cigar & Spirits will cancel the license agreement on August 1, 2013.

Since July 1, 2014, our business is a research and product development firm. Over the past few years we have specialized in computer vision and gesture recognition technologies. We have leveraged our relationship with our product development team of programmers and designers to implement our vision for building a state of the art co-parenting application.

The Two Hands Application launched on July 25, 2018.

On February 20, 2019, the Company announced the launch of its application, Two Hands Gone, a new encrypted messaging app.

The Company is also in the business of assisting clients in developing brand strategies. The Company executes and/or oversees the research, planning, pricing, creative development, tracking and deployment of all digital advertising projects needed to promote client products and services.

On January 17, 2019, the Company entered into an agreement to purchase a 100% interest in the Colombian License held by Plantro Inc S.A.S. The transaction is subject to the Company’s satisfaction that it can acquire the License free and clear of all encumbrances, completion of due diligence, receipt of any third-party consents and there being no material adverse change in the License. The Company has agreed to issue ten million (10,000,000) restricted shares of its common stock and pay a royalty of 15% of net income, calculated in accordance with US GAAP, earned from the License to Plantro Inc S.A.S. The transaction was originally expected to close on February 15, 2019. On February 27, 2019, the Company announced the closing of the transaction was extended to the week of April 4, 2019 to satisfy the conditions placed on Plantro Inc S.A.S. We currently believe that the transaction will close by the end of the first quarter of 2020.

The operations of the business are carried on by a 100% owned subsidiary, I8 Interactive Corporation, a company incorporated under the laws of Canada.

NOTE 1 - NATURE OF OPERATIONS

Two Hands Corporation (formerly Innovative Product Opportunities Inc.) (the "Company") was incorporated on April 3, 2009 in the State of Delaware and established a fiscal year end of December 31.

From inception (April 3, 2009) until June 30, 2014 our business was a product development firm creating products designed, prototyped and produced in numerous industries including consumer and household goods, office products, furniture, and toys.

On March 1, 2012 the Company entered into a license agreement with Szar International, Inc. (dba Cigar & Spirits Magazine) (“Cigar & Spirits”). The agreement granted the Company the right to market the products of Cigar & Spirits including but not limited to the sales, promotion, and advertising vehicles of the Magazine. On July 8, 2013, The Company received written notice that Cigar & Spirits will cancel the license agreement on August 1, 2013.

Since July 1, 2014, our business is a research and product development firm. Over the past few years we have specialized in computer vision and gesture recognition technologies. We have leveraged our relationship with our product development team of programmers and designers to implement our vision for building a state of the art co-parenting application.

The Two Hands Application launched on July 25, 2018.

On February 20, 2019, the Company announced the launch of its application, Two Hands Gone, a new encrypted messaging app.

The Company is also in the business of working with other independent contractors to build brand awareness campaigns for clients and their products. The Company provides assistance in building brand awareness for the products it sells through its internet website, out-of-home, mobile, online and other media outlets as required. Additionally, the Company develops the creative media to support the client’s media buys. The Company also assists Clients in developing and assisting in matters of developing brand strategies and discussions pertaining thereof. The Company executes and/or oversee the research, planning, pricing, creative development, tracking and deployment of all online and out-of-home advertising projects needed to promote client products and services.

The operations of the business are carried on by a 100% owned subsidiary, I8 Interactive Corporation, a company incorporated under the laws of Canada.